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Writer’s Direct Dial: 414.277.5161
Writer’s Fax: 414.978.8945
E-Mail: dtucker@quarles.com
September 6, 2006
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	The Oilgear Company
Commission File No.: 000-00822
Preliminary Proxy Material
Gentlemen and Ladies:
     This letter accompanies the filing via EDGAR of The Oilgear Company’s preliminary proxy material relating to its proposed acquisition in a merger transaction with Lincoln Acquisition Corp. The appropriate filing fee has been wired in accordance with SEC instructions.
     The parties would like to consummate the transaction as soon as reasonably possible and as such currently intend to mail proxy materials at the end of September. If you have any questions or desire any information which would help expedite the process at the Commission, please feel free to contact the undersigned at 414-277-5161 or Joe Masterson of this office at 414-277-5169. If the Staff determines to make written comments or responses, they may be faxed to us at 414-978-8744.
     Thank you for your attention to this matter. Please let Joe or me know if we can be helpful in any other way.

Very truly yours, QUARLES & BRADY LLP Douglas J. Tucker

cc:	Mr. David A. Zuege
Joseph D. Masterson, Esq.